CAPITAL STOCK - Summarized Information About PSUs (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 20, 2019 shares	Mar. 21, 2019 shares	May 28, 2018 shares	May 22, 2018 shares	Mar. 21, 2018 shares	Jun. 22, 2017 shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based in total shareholder return (TSR)	0.00%	0.00%	50.00%	100.00%	100.00%	150.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)							291,905	284,571	358,386
Weighted average fair value granted (in dollars per share) | $ / shares							$ 14.28	$ 17.84	$ 16.15
Awards forfeited/cancelled (in shares)							(23,739)	(16,053)	(7,952)
PSUs added (cancelled) by performance factor (in shares)							(401,319)	(2,125)	69,600
PSUs settled (in shares)	0	0	(2,125)	(115,480)	(217,860)	(208,800)	0	(335,465)	(208,800)
Weighted average fair value per PSU settled (in dollars per share) | $ / shares							$ 0.00	$ 15.87	$ 18.49
Cash payment on settlement | $							$ 0	$ 5,863	$ 4,174
Target Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSUs settled (in shares)	(30,161)	(371,158)	(4,250)	(115,480)	(217,860)	(139,200)
Awards percentage based in total shareholder return (TSR)										100.00%